UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Revenue
Revenue	$ 2,809,114	$ 1,398,154
Cost of revenue
Cost of revenue	(1,993,921)	(1,058,086)
Gross profit	815,193	340,068
Operating income (expenses)
Other operating income	116,948	9,875
Sales and marketing expenses	(1,165,653)	(627,803)
General and administrative expenses	(468,210)	(276,160)
Research and development expenses	(244,278)	(107,167)
Total operating expenses	(1,761,193)	(1,001,255)
Operating loss	(946,000)	(661,187)
Interest income	20,529	24,539
Interest expense	(113,354)	(31,041)
Investment gain, net	45,253	4,817
Changes in fair value of convertible notes	(87)	(466,102)
Foreign exchange gain (loss)	(7,795)	5,583
Loss before income tax and share of results of equity investees	(1,001,454)	(1,123,391)
Income tax expense	(97,474)	(49,853)
Share of results of equity investees	(660)	(2,558)
Net loss	(1,099,588)	(1,175,802)
Net (profit) loss attributable to non-controlling interests	5,124	(3,208)
Net loss attributable to Sea Limited's ordinary shareholders	$ (1,094,464)	$ (1,179,010)
Loss per share:
Basic and diluted (in dollars per share)	$ (2.32)	$ (2.75)
Weighted average shares used in loss per share computation:
Basic and diluted (in shares)	471,375,477	428,606,948
Digital Entertainment [Member]
Revenue
Revenue	$ 1,322,610	$ 731,935
Cost of revenue
Cost of revenue	(493,969)	(296,788)
E-Commerce and Other Services [Member]
Revenue
Revenue	1,120,764	526,144
Cost of revenue
Cost of revenue	(1,132,136)	(612,833)
Sales of Goods [Member]
Revenue
Revenue	365,740	140,075
Cost of revenue
Cost of revenue	$ (367,816)	$ (148,465)